Note 18 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) € / $	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) € / $
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 10,000		$ 9,000
Derivative, Average Forward Exchange Rate | € / $	1.0653		1.098
Number of Foreign Currency Derivatives Held	4		3
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 501	$ (158)
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(4,343)	$ (1,625)
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	8,601
Derivative Liability, Notional Amount	719,750		$ 783,403
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	5,745		10,459
Interest Rate Swaps That Do Not Meet the Criteria For Hedge Accounting [Member]
Derivative Liability, Notional Amount	94,799		199,846
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	$ 1,996		$ 4,855